Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 25, 2012
Registrant Name	dei_EntityRegistrantName	ADVISORS INNER CIRCLE FUND
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 23, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 25, 2012
Citi Market Pilot 2020 Fund (First Prospectus Summary) | Citi Market Pilot 2020 Fund | A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFTBX
Citi Market Pilot 2030 Fund (First Prospectus Summary) | Citi Market Pilot 2030 Fund | A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFTCX
Citi Market Pilot 2040 Fund (First Prospectus Summary) | Citi Market Pilot 2040 Fund | A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFTDX
Citi Market Pilot 2020 Fund (Second Prospectus Summary) | Citi Market Pilot 2020 Fund | I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFTZX
Citi Market Pilot 2030 Fund (Second Prospectus Summary) | Citi Market Pilot 2030 Fund | I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFTYX
Citi Market Pilot 2040 Fund (Second Prospectus Summary) | Citi Market Pilot 2040 Fund | I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFTWX